SHARE-BASED COMPENSATION (Schedule of Assumptions Used to Estimate Fair Value) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.11%	0.11%
Risk-free interest rate, maximum	2.66%	2.66%
Expected volatility, minimum	39.17%	39.97%
Expected volatility, maximum	42.04%	42.04%
Dividend yield
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	2 years	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years	5 years